Acquisition of Nora Pharma Inc. (Details Narrative)				12 Months Ended
	Apr. 22, 2024 USD ($)	Apr. 22, 2024 CAD ($)	Oct. 20, 2022 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Sep. 30, 2024 USD ($)	Oct. 20, 2022 CAD ($)
Business Acquisition [Line Items]
[custom:EarnoutPayable-0]				$ 2,547,831		$ 0
Nora Pharma [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			$ 18,860,637
Payments to Acquire Businesses, Gross			$ 14,346,637
Stock Issued During Period, Shares, Acquisitions | shares			1,850
Stock Issued During Period, Value, Acquisitions			$ 4,514,000
[custom:EarnoutLiabilityExpenseFirstInstallment]	$ 2,291,761	$ 3,093,878
[custom:EarnoutLiabilityExpenseSecondInstallment]				354,968	$ 479,207
Nora Pharma [Member] | Malek Chamoun [Member]
Business Acquisition [Line Items]
[custom:EarnoutPayable-0]			$ 3,632,000				$ 5,000,000
[custom:PaymentOfEarnoutLiability]				$ 1,084,169